UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-548-7786

Date of fiscal year end:	1/31

Date of reporting period:	7/1/13– 6/30/14

FORM N-PX

ICA File Number:  811-03326

Registrant Name:  Morgan Stanley U.S. Government Money Market Trust

Reporting Period:  07/01/2013 - 06/30/2014

Morgan Stanley U.S. Government Money Market Trust

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley U.S. Government Money Market Trust

By (Signature and Title)*

/s/ John H. Gernon

John H. Gernon

President and Principal Executive Officer – Office of the Funds

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.